BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Schedule of new and revised IFRSs adapted for the first time for the current year's financial statements

Amendments to IFRS 9	Prepayment Features with Negative Compensation
IFRS 16	Leases
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures
Amendments to IFRS 10 and IAS 28 (2011)	Sale or Contribution of Assets between an Investors and its Associate or Joint Venture
IFRIC Interpretation 23	Uncertainty over Income Tax Treatments
Annual Improvements 2015-2017 Cycle	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23

Schedule of new and revised IFRSs that have been issued but are not yet effective

Amendments to IFRS 3	Definition of a Business[1]
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform[1]
IFRS 17	Insurance Contracts[2]
Amendments to IAS 1 and IAS 8	Definition of Material[1]

[1] Effective for annual periods beginning on or after January 1, 2020

[2] Effective for annual periods beginning on or after January 1, 2021

Schedule of estimated useful lives of property, plant and equipment

Buildings	8 - 45 years
Machinery	3 - 30 years
Transportation facilities	6 - 10 years
Office and other equipment	3 - 10 years

Schedule of estimated useful lives of investment properties

Buildings	50 years
Land use rights	40-70 years

Schedule of estimated useful lives of right-of-use assets

Buildings	2-20 years
Machinery	2-10 years
Land use rights	10-50 years

IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Summary of impact arising from the adoption of IFRS16

Increase/(decrease)
RMB'000
Assets
Increase in right-of-use assets	17,976,851
Decrease in property, plant and equipment	(6,720,610)
Decrease in land use rights	(4,306,865)
Decrease in other non-current assets	(20,323)

Increase in total assets	6,929,053

Liabilities
Increase in Interest-bearing loans and borrowings	11,010,323
Decrease in finance lease payables	(4,081,270)

Increase in total liabilities	6,929,053

Decrease in retained earnings	—
Decrease in non-controlling interests	—

Summary of lease liabilities reconciled to the operating lease commitments

Increase/(decrease)
RMB'000
Operating lease commitments as at December 31, 2018	12,989,524
Less: Commitments relating to short-term leases, low-value assets leases and those leases with a remaining lease term ending on or before December 31, 2019	59,819
Undiscounted Operating lease commitments as at January 1, 2019 under IFRS 16	12,929,705

Weighted average incremental borrowing rate as at January 1, 2019	4.97%

Discounted operating lease commitments as at January 1, 2019 under IFRS 16	6,929,053
Add: Recognized Finance leases as at December 31, 2018	4,081,270

Lease liabilities as at January 1, 2019	11,010,323